NET INCOME PER SHARE	12 Months Ended
Dec. 31, 2012
NET INCOME PER SHARE
NET INCOME PER SHARE

16.                NET INCOME PER SHARE

The calculation of the net income per share is as follows:

	For the year ended December 31,
	2010	2011	2012
Net Income—Numerator
Basic—
Net income attributable to AutoNavi Holdings Limited shareholders	19,135	36,535	36,508
Less: Net income attributable to AutoNavi Holdings Limited preferred shareholders (i)	2,282	—	—

Net income attributable to AutoNavi Holdings Limited ordinary shareholders (i)	16,853	36,535	36,508

Diluted—
Net income attributable to AutoNavi Holdings Limited ordinary shareholders	19,135	36,535	36,508

Shares—Denominator
Basic
Weighted average number of shares outstanding used in computing net income per Series A preferred share	20,273,973	—	—

Weighted average number of ordinary shares outstanding used in computing net income per ordinary share(ii)	149,684,032	190,132,407	190,853,540

Diluted
Weighted average number of ordinary shares outstanding used in computing net income per ordinary share(iii)	182,696,079	201,230,735	201,168,386

Net income per Series A preferred share, basic	0.11	—	—

Net income per ordinary share attributable to AutoNavi Holdings Limited shareholders
Basic	0.11	0.19	0.19

Diluted	0.10	0.18	0.18

(i)             The net income attributable to holders of ordinary shares was allocated between ordinary shares and preferred shares on pro rata basis based on the dividend participation right. Since each Series A convertible redeemable preferred share had the same participation rights as ordinary share, the allocation was based on the number of ordinary shares and Series A convertible redeemable preferred shares.

(ii)          On November 15, 2010 and December 28, 2010, the company issued a total of 7,529,580 ordinary shares, representing 1,882,395 ADSs to be issued to employees upon the exercise of their vested share options or vesting of nonvested shares granted. As of December 31, 2010, 2011 and 2012, 359,684, 3,165,716 and 6,265,945 ordinary shares out of such 7,529,580 shares had been delivered to the employees upon exercise of their share options and vesting of restricted shares, respectively. As a result, 7,169,896, 4,363,864 and 1,263,635 shares remained issued but not outstanding as of December 31, 2010, 2011 and 2012, respectively and accordingly were excluded from computing basic or diluted net income per share.

As set out in Note 14, 10,146,588 ordinary shares repurchased by the Company for the year ended December 31, 2012 were excluded from computing basic or diluted net income per share.

(iii)   The calculation of the weighted average number of ordinary shares for the purpose of diluted net income per share has included the effect of the following securities:

	For the year ended December 31,
	2010	2011	2012
Series A convertible redeemable preferred shares (as-if- converted method)	20,273,973	—	—
Share options (treasury stock method)	12,165,959	10,874,647	8,073,362
Nonvested shares (treasury stock method)	572,115	223,681	2,241,484
Total	33,012,047	11,098,328	10,314,846

The Group had securities outstanding which could potentially dilute basic net income per share in the future, but were excluded from the computation of diluted net income per share as their effects would have been anti-dilutive. Such securities consisted of 670,000 and 641,968 nonvested shares outstanding as of December 31, 2011 and 2012, respectively.